Reserves (Details) - Schedule of Reserves - AUD ($)	Jun. 30, 2023	Jun. 30, 2022
Schedule Of Reserves Abstract
Equity Remuneration Reserve	$ 1,601,530	$ 9,338,100
Foreign currency reserve	(283,273)
Total reserve	$ 1,318,257	$ 9,338,100